STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Capital Goods - 5.6%
Fastenal	234,300		12,057,078
Hexcel	216,600		12,541,140
The Toro Company	116,000		10,881,960
			35,480,178
Consumer Durables & Apparel - 2.4%
NIKE, Cl. B	110,400		15,075,120
Consumer Services - 4.2%
Booking Holdings	6,300	[a]	13,685,175
McDonald's	53,500		13,095,195
			26,780,370
Diversified Financials - 4.6%
Intercontinental Exchange	127,700		16,360,924
Moody's	38,600		12,430,358
			28,791,282
Food & Staples Retailing - 1.5%
Costco Wholesale	17,800		9,242,650
Health Care Equipment & Services - 10.6%
Align Technology	13,000	[a]	6,648,980
Edwards Lifesciences	139,000	[a]	15,619,430
Intuitive Surgical	56,500	[a]	16,403,645
ResMed	56,400		13,916,700
Stryker	55,500		14,615,925
			67,204,680
Household & Personal Products - 3.3%
Colgate-Palmolive	96,900		7,456,455
The Estee Lauder Companies, Cl. A	44,800		13,275,584
			20,732,039
Materials - 5.6%
Ecolab	64,900		11,439,274
FMC	86,500		10,142,125
Linde	47,100		13,811,604
			35,393,003
Media & Entertainment - 7.2%
Alphabet, Cl. C	10,506	[a]	28,343,297
Netflix	12,100	[a]	4,773,692
The Walt Disney Company	83,800	[a]	12,440,948
			45,557,937
Pharmaceuticals Biotechnology & Life Sciences - 9.1%
Eli Lilly & Co.	55,800		13,947,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.1% (continued)
Illumina	23,600	[a]	7,707,760
Johnson & Johnson	86,400		14,218,848
Mettler-Toledo International	6,600	[a]	9,297,684
Waters	39,100	[a]	12,384,143
			57,555,645
Retailing - 6.1%
Dollar General	57,600		11,424,384
O'Reilly Automotive	20,300	[a]	13,179,572
The TJX Companies	209,200		13,828,120
			38,432,076
Semiconductors & Semiconductor Equipment - 2.0%
Texas Instruments	73,900		12,562,261
Software & Services - 23.8%
Adobe	36,800	[a]	17,210,624
Ansys	35,200	[a]	11,411,488
Automatic Data Processing	48,500		9,915,340
Cognizant Technology Solutions, Cl. A	107,000		9,215,910
Fortinet	23,300	[a]	8,027,316
Jack Henry & Associates	78,500		13,878,800
Manhattan Associates	87,200	[a]	11,656,896
Mastercard, Cl. A	54,500		19,664,690
Microsoft	96,900		28,952,751
Paychex	112,500		13,394,250
PayPal Holdings	64,800	[a]	7,253,064
			150,581,129
Technology Hardware & Equipment - 9.4%
Amphenol, Cl. A	267,200		20,309,872
Cisco Systems	226,900		12,654,213
Cognex	174,600		11,795,976
IPG Photonics	59,400	[a]	7,742,790
TE Connectivity	50,100	[a]	7,135,743
			59,638,594
Transportation - 3.6%
Expeditors International of Washington	107,700		11,131,872
Old Dominion Freight Line	37,100		11,650,513
			22,782,385
Total Common Stocks (cost $272,755,509)			625,809,349

	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,457,331)	0.10	6,457,331	[b]	6,457,331
Total Investments (cost $279,212,840)		100.0%		632,266,680
Cash and Receivables (Net)		.0%		228,124
Net Assets		100.0%		632,494,804

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	625,809,349	-	-	625,809,349
Investment Companies	6,457,331	-	-	6,457,331

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2022, accumulated net unrealized appreciation on investments was $353,053,840, consisting of $362,617,483 gross unrealized appreciation and $9,563,643 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.